UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437

Guggenheim Build America Bonds Managed Duration Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Amy J. Lee

2455 Corporate West Drive Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2013 – August 31, 2013

Item 1.  Schedule of Investments.
              Attached hereto.

GBAB Guggenheim Build America Bonds Managed Duration Trust
Portfolio of Investments
August 31, 2013 (unaudited)
					Optional
Principal					Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 131.6%
	Municipal Bonds - 111.2%
	Alabama - 2.8%
3,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (m)	AA-	7.100%	09/01/2035	09/01/20 @ 100	3,238,110
5,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (m)	AA-	7.200%	09/01/2038	09/01/20 @ 100	5,416,350
2,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (m)	AA-	7.250%	09/01/2040	09/01/20 @ 100	2,169,840
						10,824,300

	California - 22.6%
500,000	Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable, Series B-1(m)	A+	6.700%	02/01/2026	N/A	549,590
10,000,000	California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds(a)	A	7.700%	11/01/2030	11/01/20 @ 100	11,570,400
3,000,000	Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project, Series 2011B(m)	A	8.000%	11/01/2020	N/A	3,169,710
340,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(m)	AA-	6.050%	08/01/2021	N/A	361,671
660,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(m)	AA-	6.650%	08/01/2025	N/A	703,514
7,500,000	Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds, Series B-1(m)	AA-	5.914%	08/01/2025	N/A	8,627,025
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA-	7.000%	07/01/2041	07/01/21 @ 100	11,522,500
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA	7.003%	07/01/2041	07/01/20 @ 100	10,977,300
5,000,000	Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds, Series A(a)	AAA	6.947%	07/01/2040	07/01/20 @ 100	5,662,550
1,025,000	Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable, Series C-1(a) (m)	A+	7.250%	08/01/2028	N/A	1,168,766
10,000,000	Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B(l) (m)	NR	6.877%	08/01/2033	08/01/22 @ 100	9,558,700
1,000,000	Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008, Series E(m)	AA-	5.400%	02/01/2026	N/A	1,017,980
5,000,000	Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds, Series 2010 D-1(a)	AA	7.021%	08/01/2040	08/01/20 @ 100	5,489,900
2,245,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa3	6.800%	08/01/2030	N/A	2,575,374
7,755,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa3	7.100%	08/01/2040	N/A	9,224,728
3,330,000	Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds(a) (m)	AA-	7.123%	08/01/2028	08/01/20 @ 100	3,544,985
						85,724,693

	Colorado - 2.9%
7,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds, Series 2010E(a)	AA-	7.017%	03/15/2031	03/15/21 @ 100	8,262,675
2,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction, Series 2010-D	AA-	6.817%	03/15/2028	N/A	2,965,475
						11,228,150

	Florida - 4.3%
10,000,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds, Series B(a) (m)	AA	6.910%	07/01/2039	07/01/19 @ 100	10,849,000
5,000,000	Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds, Series 2010B(a) (m)	A	7.784%	09/01/2040	09/01/20 @ 100	5,339,450
						16,188,450

	Georgia - 1.3%
5,000,000	Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project, (AGM)(m)	AA-	5.210%	12/01/2022	N/A	5,067,850

	Illinois - 12.3%
5,000,000	Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds, Series 2010D(a) (m)	A+	6.519%	12/01/2040	N/A	5,044,150
5,100,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.900%	01/01/2040	N/A	5,914,266
2,990,000	Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	AA-	6.742%	11/01/2040	N/A	3,346,079
5,000,000	Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5(a)	A-	7.350%	07/01/2035	N/A	5,275,550
7,140,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (m)	A2	7.620%	01/01/2030	N/A	7,868,709
2,860,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a)	A2	7.820%	01/01/2040	N/A	3,131,814
4,500,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a) (m)	A2	7.947%	04/01/2035	04/01/20 @ 100	5,101,020
5,000,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM) (a)	A2	8.147%	04/01/2041	04/01/20 @ 100	5,722,350
3,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds, Series 2010C(m)	AA	7.230%	10/15/2035	04/15/20 @ 100	3,202,410
2,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds, Series 2010-B(a) (m)	AA	7.030%	04/15/2032	04/15/20 @ 100	2,054,040
						46,660,388

	Indiana - 6.5%
8,690,000	Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds, Series 2010E	AA+	6.500%	01/15/2030	07/15/20 @ 100	10,035,125
3,000,000	Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B(m)	A3	5.900%	04/01/2034	N/A	2,915,400
10,000,000	Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds, Series 2010(a)	AA+	6.500%	07/15/2030	01/15/21 @ 100	11,618,400
						24,568,925

	Louisiana - 2.5%
8,000,000	Orleans Parish, School Board of the Parish of Orleans, Louisiana, (AGM)(m)	AA-	4.400%	02/01/2021	N/A	8,309,520
1,055,000	Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds, Series 2009A, (Assured GTY)(a)	AA-	7.200%	02/01/2042	02/01/20 @ 100	1,112,350
						9,421,870

	Michigan - 4.9%
415,000	Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment, Series A(m)	AA-	6.300%	05/01/2026	05/01/21 @ 100	433,484
2,640,000	Detroit, Michigan, School District, Build America Bonds(a) (m)	AA-	7.747%	05/01/2039	N/A	2,731,291
5,000,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds,, Series 2010B(a)	AA-	6.845%	05/01/2040	05/01/20 @ 100	5,070,250
1,640,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds, Series 2010A(m)	AA-	6.645%	05/01/2029	N/A	1,619,549
3,000,000	Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds, Series B(m)	AA-	6.050%	05/01/2026	05/01/21 @ 100	3,129,150
1,000,000	Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds(m)	AA-	6.750%	05/01/2026	05/01/20 @ 100	1,044,010
2,500,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A(m)	AA-	6.100%	05/01/2026	05/01/20 @ 100	2,584,150
2,000,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A(m)	AA-	6.500%	05/01/2029	05/01/20 @ 100	2,068,620
						18,680,504

	Minnesota - 0.9%
1,660,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds(l) (m)	AA	7.250%	02/01/2035	02/01/21 @ 100	1,742,386
1,540,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds(l) (m)	AA	7.500%	02/01/2040	02/01/21 @ 100	1,613,904
						3,356,290

	Mississippi - 1.9%
5,000,000	Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2010A(a) (m)	AA-	6.842%	06/01/2035	06/01/20 @ 100	5,241,850
1,000,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (m)	A2	7.265%	01/01/2032	01/01/20 @ 100	1,026,560
905,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (m)	A2	7.390%	01/01/2040	01/01/20 @ 100	921,752
						7,190,162

	Nevada - 2.7%
1,425,000	Clark County, Nevada, Airport Revenue Bonds, Build America Bonds, Series B(a) (m)	AA-	6.881%	07/01/2042	07/01/19 @ 100	1,539,926
1,200,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds, Series 2009A(a) (m)	AA+	7.100%	06/01/2039	06/01/19 @ 100	1,306,824
1,500,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.600%	07/01/2030	07/01/20 @ 100	1,675,515
5,050,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a) (m)	AA-	7.900%	07/01/2040	07/01/20 @ 100	5,671,150
						10,193,415

	New Jersey - 6.1%
8,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(m)	A+	7.747%	07/01/2034	07/01/20 @ 100	8,461,440
2,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(m)	A+	7.847%	07/01/2035	07/01/20 @ 100	2,121,680
10,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable Issuer Subsidy, Build America Bonds, Series 2010A(a)	A+	7.102%	01/01/2041	N/A	12,505,600
						23,088,720

	New York - 5.9%
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010E(a)	A	7.134%	11/15/2030	11/15/20 @ 100	5,703,950
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010B-1(a)	A	6.548%	11/15/2031	N/A	5,734,350
10,000,000	Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds, Series 2010(a) (l) (m)	BBB	8.572%	11/01/2040	N/A	10,963,000
						22,401,300

	Ohio - 5.2%
5,000,000	American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds, Series 2010C(m)	A	7.334%	02/15/2028	N/A	5,778,350
1,950,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable, Series 2009B(a) (m)	A-	8.223%	02/15/2040	N/A	2,180,939
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (m)	AA	6.900%	12/01/2034	12/01/20 @ 100	2,583,300
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (m)	AA	7.150%	12/01/2039	12/01/20 @ 100	2,578,175
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (m)	AA	7.300%	12/01/2043	12/01/20 @ 100	2,577,725
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds, Series 2010B(m)	AA	6.650%	12/01/2029	12/01/20 @ 100	2,664,325
1,230,000	Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds(m)	AA	7.000%	12/01/2028	12/01/20 @ 100	1,291,881
						19,654,695

	Pennsylvania - 4.3%
4,865,000	Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds, Series B of 2010(a) (m)	A+	7.140%	12/15/2035	06/15/20 @ 100	5,131,456
7,500,000	Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds, Series D(m)	A	6.850%	09/01/2029	N/A	8,499,900
2,500,000	School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)(m)	A+	5.995%	09/01/2030	N/A	2,577,075
						16,208,431

	South Carolina - 1.4%
5,000,000	Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010B(l) (m)	A-	7.328%	07/01/2040	N/A	5,321,150

	South Dakota - 1.0%
3,490,000	Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010C(m)	A2	7.500%	12/15/2040	12/15/19 @ 100	3,685,615

	Texas - 6.1%
10,000,000	Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds, Series 2009B(a) (m)	A+	7.088%	01/01/2042	N/A	11,491,800
10,000,000	El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds, Series 2010B(a)	AA	6.700%	08/15/2036	08/15/20 @ 100	11,573,400
						23,065,200

	Vermont - 2.7%
2,155,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	A+	6.101%	07/01/2025	07/01/20 @ 100	2,224,262
7,500,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	A+	7.211%	07/01/2040	07/01/20 @ 100	8,002,650
						10,226,912

	Washington - 9.5%
5,000,000	Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds, Series 2010B(a) (m)	AA-	6.479%	12/01/2030	12/01/20 @ 100	5,314,200
2,000,000	Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	AA	6.396%	12/01/2030	12/01/20 @ 100	2,159,340
5,000,000	Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds, Series B(a) (m)	A1	6.500%	05/01/2030	N/A	5,217,850
5,800,000	Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds, Series 2010B(m)	BBB+	8.000%	06/15/2040	06/15/20 @ 100	6,185,700
5,000,000	Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.790%	07/01/2040	N/A	5,529,500
3,325,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	A+	7.099%	04/01/2032	N/A	3,823,251
6,675,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	A+	7.399%	04/01/2041	N/A	7,806,947
						36,036,788

	West Virginia - 3.3%
10,000,000	State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010, Series B(a)	A+	7.650%	04/01/2040	N/A	12,494,600

	Wyoming - 0.1%
500,000	Sweetwater County, Wyoming, Hospital Revenue Refunding Bonds (Memorial Hospital Project), Series 2013A(l) (m)	BBB	5.000%	09/01/2030	09/01/23 @ 100	480,085

	Total Municipal Bonds - 111.2%
	(Cost $383,404,617)					421,768,493

	Corporate Bonds - 6.9%
	Advertising - 0.1%
375,000	Sitel, LLC / Sitel Finance Corp.(b) (m)	B	11.000%	08/01/2017	08/01/14 @ 106	397,500

	Airlines - 1.1%
122,463	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-1(l) (m)	NR	7.200%	01/02/2019	N/A	129,199
1,811,762	Atlas Air 2000-1 Class A Pass Through Trust, Series 2000-1, Class A(l) (m)	NR	8.707%	01/02/2019	N/A	1,924,997
2,000,000	Delta Air Lines 2011-1 Class B Pass-Through Trust, Series 2011-1, Class B(m)	BB+	7.125%	10/15/2014	N/A	2,035,000
						4,089,196

	Chemicals - 0.1%
350,000	TPC Group, Inc.(b) (m)	B	8.750%	12/15/2020	12/15/16 @ 104	357,000

	Commercial Services - 0.0% ***
100,000	ServiceMaster Co.	CCC+	7.000%	08/15/2020	08/15/15 @ 105	91,500

	Computers - 0.0% ***
30,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/15/13 @ 100	30,037

	Distribution & Wholesale - 0.1%
300,000	INTCOMEX, Inc.(m)	CCC	13.250%	12/15/2014	12/15/13 @ 100	292,500

	Diversified Financial Services - 0.2%
125,000	Jefferies Finance, LLC / JFIN Co.-Issuer Corp.(b) (m)	B+	7.375%	04/01/2020	04/01/16 @ 106	123,750
200,000	Jefferies Group, Inc.(m)	BBB	6.875%	04/15/2021	N/A	222,323
200,000	KCG Holdings, Inc.(b)	B	8.250%	06/15/2018	06/15/15 @ 104	196,500
31,200	LCP Dakota Fund(l) (m)	NR	10.000%	08/17/2015	N/A	31,200
140,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(m)	B+	9.625%	05/01/2019	05/01/15 @ 107	156,800
						730,573

	Engineering & Construction - 0.6%
2,224,334	Alion Science and Technology Corp.(c)	B-	12.000%	11/01/2014	04/01/14 @ 100	2,257,699

	Entertainment - 0.7%
1,600,000	Diamond Resorts Corp.(m)	B-	12.000%	08/15/2018	08/15/14 @ 106	1,776,000
870,000	WMG Acquisition Corp.	B	11.500%	10/01/2018	10/01/14 @ 109	1,002,675
65,000	Yonkers Racing Corp.(b) (m)	B+	11.375%	07/15/2016	07/15/14 @ 103	68,819
						2,847,494

	Food - 0.0% ***
100,000	KeHE Distributors, LLC / KeHE Finance Corp.(b)	B	7.625%	08/15/2021	08/15/17 @ 104	101,625

	Health Care Services - 0.1%
325,000	OnCure Holdings, Inc.(g) (m)	NR	11.750%	05/15/2017	05/15/14 @ 106	156,000
211,503	Symbion, Inc.(h) (m)	CCC+	11.750%	08/23/2015	10/15/13 @ 100	208,859
150,000	Symbion, Inc.(m)	B	8.000%	06/15/2016	06/15/14 @ 104	157,500
						522,359

	Healthcare-Services - 0.4%
1,500,000	Tufts Medical Center, Inc.	BBB	7.000%	01/01/2038	N/A	1,468,305

	Internet - 0.8%
3,000,000	GXS Worldwide, Inc.(m)	B	9.750%	06/15/2015	06/15/14 @ 100	3,086,250

	Leisure Time - 0.0% ***
75,000	Sabre, Inc.(b) (m)	B	8.500%	05/15/2019	05/15/15 @ 106	80,813

	Lodging - 0.2%
70,000	Caesars Entertainment Operating Co., Inc.(m)	B-	8.500%	02/15/2020	02/15/16 @ 104	66,850
565,000	Caesars Entertainment Operating Co., Inc.(m)	B-	9.000%	02/15/2020	02/15/16 @ 105	542,400
						609,250

	Machinery-Diversified - 0.1%
250,000	Tempel Steel Co.(b) (m)	B-	12.000%	08/15/2016	02/15/14 @ 109	238,125

	Media - 0.2%
520,000	Baker & Taylor Acquisitions Corp.(b) (m)	CCC	15.000%	04/01/2017	10/01/14 @ 108	405,600
200,000	Expo Event Transco, Inc.(b)	Caa2	9.000%	06/15/2021	06/15/16 @ 105	197,000
						602,600

	Mining - 0.1%
30,000	Horsehead Holding Corp.(b)	B-	10.500%	06/01/2017	06/01/15 @ 105	32,100
400,000	Midwest Vanadium Pty Ltd. (Australia)(b) (m)	CCC	11.500%	02/15/2018	02/15/15 @ 106	288,000
150,000	Mirabela Nickel Ltd. (Australia)(b) (l) (m)	B-	8.750%	04/15/2018	04/15/15 @ 104	104,250
						424,350

	Oil & Gas - 0.2%
600,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC(b) (m)	B-	10.750%	10/01/2020	10/01/16 @ 105	609,000
200,000	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.(b)	B	7.500%	07/01/2021	07/01/16 @ 106	203,000
						812,000

	Oil & Gas Services - 0.1%
200,000	Exterran Holdings, Inc.(m)	BB	7.250%	12/01/2018	12/01/13 @ 105	212,000

	Packaging & Containers - 0.1%
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.(m)	B-	11.500%	04/01/2016	04/01/14 @ 106	321,000

	Pharmaceuticals - 0.0% ***
180,000	VPII Escrow Corp. (Canada)(b)	B	6.750%	08/15/2018	08/15/15 @ 105	190,575

	Pipelines - 0.2%
275,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. I(m)	B-	8.250%	04/15/2018	04/15/14 @ 104	284,625
200,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II(m)	B-	8.375%	06/01/2020	06/01/16 @ 104	208,000
						492,625

	Real Estate Investment Trusts - 0.2%
750,000	Columbia Property Trust Operating Partnership, LP(m)	BBB-	5.875%	04/01/2018	N/A	781,857

	Retail - 0.4%
150,000	Checkers Drive-In Restaurants, Inc.(b) (m)	B-	11.000%	12/01/2017	06/01/15 @ 108	160,500
980,000	GRD Holdings III Corp.(b) (m)	B	10.750%	06/01/2019	06/01/15 @ 108	1,043,700
125,000	Wok Acquisition Corp.(b) (m)	CCC	10.250%	06/30/2020	06/30/16 @ 105	138,750
						1,342,950

	Software - 0.2%
290,000	Aspect Software, Inc.(m)	CCC+	10.625%	05/15/2017	05/15/14 @ 105	290,725
200,000	Eagle Midco, Inc.(b) (h)	CCC+	9.000%	06/15/2018	12/15/14 @ 102	200,000
400,000	Infor US, Inc.(m)	B-	11.500%	07/15/2018	07/15/15 @ 106	464,000
						954,725

	Textiles - 0.0% ***
140,000	Empire Today, LLC / Empire Today Finance Corp.(b)	B	11.375%	02/01/2017	02/01/14 @ 106	104,300

	Transportation - 0.7%
43,422	Atlas Air, Inc.(b) (l) (m)	NR	8.707%	01/02/2019	N/A	46,136
985,000	CEVA Group PLC (United Kingdom)(b) (m)	CCC+	8.375%	12/01/2017	12/01/13 @ 106	982,538
1,450,000	Marquette Transportation Co. / Marquette Transportation Finance Corp.(m)	B-	10.875%	01/15/2017	01/15/14 @ 105	1,544,250
						2,572,924

	Total Corporate Bonds - 6.9%
	(Cost $25,464,628)					26,012,132

	Asset Backed Securities - 5.8%
	Automobile - 0.0% ***
26,438	Bush Truck Leasing, LLC, Series 2011-AA, Class C(b) (m)	NR	5.000%	09/25/2018	N/A	26,308

	Collateralized Debt Obligation - 1.7%
182,403	Cedarwoods, Series 2006-1A, Class A1(b)	B	0.454%	07/25/2051	N/A	146,762
87,569	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(d)	BBB+	0.763%	09/15/2035	N/A	84,394
20,764	G-Star 2003-3 Ltd., Series 2003-3A, Class A1 (Cayman Islands)(b) (d) (m)	BBB-	0.842%	03/13/2038	N/A	20,509
184,544	Highland Park CDO Ltd., Series 2006-1A, Class A1 (Cayman Islands)(b) (d) (m)	B+	0.592%	11/25/2051	N/A	155,585
149,568	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(b) (d) (m)	BB+	0.682%	12/30/2030	N/A	147,199
1,000,000	N-Star REL CDO VIII Ltd., Series 2006-8A, Class A2(b) (d) (k) (m)	B1	0.542%	02/01/2041	N/A	760,650
4,655,366	Putnam Structured Product, Series 2003-1A, Class A1LB(b) (d) (m)	CCC	0.634%	10/15/2038	N/A	4,338,522
625,686	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman Islands)(b) (d) (m)	CCC+	0.862%	01/10/2038	N/A	575,055
						6,228,676

	Collateralized Loan Obligation - 2.5%
250,000	Ares XXV CLO Ltd., Series 2012-3A (Cayman Islands)(b) (i)	NR	0.000%	01/17/2024	N/A	204,997
250,000	ARES XXVI CLO Ltd., Series 2013-1A (Cayman Islands)(b) (i) (k) (m)	NR	0.000%	04/15/2025	N/A	206,320
250,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A (Cayman Islands)(b) (i) (m)	NR	0.000%	01/30/2024	N/A	226,022
100,000	BlackRock Senior Income Series Corp., Series 2004-1A (Cayman Islands)(b) (i)	NR	0.000%	09/15/2016	N/A	2,000
250,000	Carlyle Global Market Strategies CLO 2012-3 Ltd., Series 2012-3A (Cayman Islands)(b) (i)	NR	0.000%	10/14/2024	N/A	213,540
250,000	Cerberus Offshore Levered I LP, Series 2012-1A, Class C (Cayman Islands)(b) (d) (m)	Baa2	6.268%	11/30/2018	N/A	250,057
2,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (d) (m)	A+	1.519%	07/10/2019	N/A	1,796,065
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(b) (d) (m)	BBB+	2.869%	07/10/2019	N/A	961,370
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(b) (m)	BBB+	8.370%	07/10/2019	N/A	1,004,433
300,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (d) (m)	AA+	1.363%	05/19/2021	N/A	278,135
550,000	Eastland CLO Ltd., Series 2007-1A, Class A2B (Cayman Islands)(b) (d) (m)	AA+	0.595%	05/01/2022	N/A	499,982
250,000	Emporia Preferred Funding I Corp., Series 2005-1A, Class C (Cayman Islands)(b) (d) (m)	AAA	1.219%	10/12/2018	N/A	244,601
250,000	Finn Square CLO Ltd., Series 2012-1A (Cayman Islands)(b) (i)	NR	0.000%	12/24/2023	N/A	222,780
250,000	Great Lakes CLO 2012-1 Ltd., Series 2012-1A (Cayman Islands)(b) (i)	NR	0.000%	01/15/2023	N/A	253,383
200,000	Katonah IX CLO Ltd., Series 2006-9A, Class A3L (Cayman Islands)(b) (d) (m)	A-	0.986%	01/25/2019	N/A	180,510
500,000	KKR CLO Trust, Series 2007-1A, Class D (Cayman Islands)(b) (d) (m)	A	2.514%	05/15/2021	N/A	470,363
100,000	Knightsbridge CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (d) (m)	BBB	5.269%	01/11/2022	N/A	100,016
1,992,806	Newstar Trust, Series 2005-1A, Class C(b) (d) (m)	B+	1.116%	07/25/2018	N/A	1,954,309
250,000	Newstar Trust, Series 2013-1A, Class D(b) (d)	BBB	4.814%	09/20/2023	N/A	250,467
200,000	Summit Lake CLO Ltd., Series 2005-1A, Class C1A(b) (i)	NR	0.000%	02/24/2018	N/A	80,824
250,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (d) (m)	A+	3.018%	07/15/2019	N/A	233,147
						9,633,321

	Commercial Receivables - 0.1%
296,209	Leaf Receivables Funding 5, LLC, Series 2010-4, Class D(b) (m)	NR	5.000%	01/20/2019	09/20/13 @ 100	291,351

	Credit Card - 0.1%
280,806	Credit Card Pass-Through Trust 2012-BIZ, Series 2012-Biz, Class A(b) (i) (j) (m)	NR	0.000%	-	N/A	213,882

	Insurance - 0.0% ***
84,700	Insurance Note Capital VII, Series 2005-1R1A(b) (d) (m)	A-	0.502%	06/09/2033	N/A	78,780

	Media - 0.9%
1,300,000	Adams Outdoor Advertising, LP, Series 2010-1, Class B(b) (m)	Ba2	8.836%	12/20/2040	N/A	1,403,909
1,825,000	Adams Outdoor Advertising, LP, Series 2010-1, Class C(b) (m)	B3	10.756%	12/20/2040	N/A	2,017,841
						3,421,750

	Other ABS - 0.1%
485,914	Aircraft Certificate Owner Trust, Series 2003-1A, Class D(b) (l) (m)	BBB-	6.455%	09/20/2022	N/A	488,893

	Transportation - 0.4%
15,562	Castle Trust, Series 2003-1AW, Class A1(b) (d) (m)	AA	0.934%	05/15/2027	N/A	14,161
177,050	Raspro Trust, Series 2005-1A, Class G(b) (d) (m)	A	0.672%	03/23/2024	N/A	163,663
1,354,003	Vega Containervessel PLC, Series 2006-1A, Class A(b) (m)	Ba3	5.562%	02/10/2021	N/A	1,313,383
						1,491,207

	Total Asset Backed Securities - 5.8%
	(Cost $20,646,892)					21,874,168

	Collateralized Mortgage Obligations - 0.5%
	Commercial Mortgage Backed Security - Traditional - 0.5%
2,000,000	GS Mortgage Securities Corp. II Trust 2007-EOP, Series 2007-EOP, Class H(b) (d) (m)	BBB-	3.300%	03/06/2020	N/A	2,008,930

	Residential Mortgage Backed Security - 0.0%***
81,996	Nomura Resecuritization Trust, Series 2012-1R, Class A(b) (d) (m)	NR	0.624%	08/27/2047	N/A	75,436

	Total Collateralized Mortgage Obligations - 0.5%
	(Cost $1,905,792)					2,084,366

	Term Loans - 5.2%(e)
	Aerospace & Defense - 0.3%
950,000	Nana Development	B+	8.000%	03/15/2018	N/A	941,687

	Automotive - 0.1%
40,000	Fleetpride	CCC+	9.250%	05/15/2020	N/A	37,900
236,111	Navistar, Inc.	B+	5.750%	08/17/2017	N/A	240,243
						278,143

	Consumer Products - 0.1%
333,793	Targus Group International, Inc.	B	11.000%	05/24/2016	N/A	318,773
100,000	Totes Isotoner Corp.	B	7.254%	07/07/2017	N/A	100,531
						419,304

	Consumer Services - 0.5%
97,500	Edmentum, Inc.	BB-	6.000%	05/17/2018	N/A	97,744
448,250	Endurance International Group	B	6.250%	11/09/2019	N/A	453,853
94,650	Nab Holdings First Lien	BB+	7.000%	04/24/2018	N/A	95,360
215,457	Patheon, Inc. - 1st Lien	B+	7.250%	12/14/2018	N/A	217,747
138,250	Sutherland Global Cayman Tranche	B	7.250%	03/06/2019	N/A	138,596
306,125	Sutherland Global U.S. Tranche	B	7.250%	03/06/2019	N/A	306,890
200,000	Travelport Holdings Ltd.	CCC+	4.000%	12/01/2016	N/A	200,563
130,000	Travelport Holdings Ltd.	B	6.250%	06/26/2019	N/A	131,657
						1,642,410

	Diversified Manufacturing - 0.1%
416,850	CPM Acquisition Corp.	B+	6.250%	08/29/2017	N/A	419,197

	Electric - 0.0% ***
100,000	Astoria Generating Co. Acquisitions	B	8.500%	10/26/2017	N/A	103,625

	Energy-Alternate Sources - 0.0% ***
150,000	Atlas Energy, LP	B	6.500%	07/31/2019	N/A	151,967

	Entertainment - 0.0% ***
73,800	CKX Entertainment, Inc.(l)	B+	9.000%	06/21/2017	N/A	66,789

	Food & Beverage - 0.0% ***
35,000	Hostess Brands, Inc.	B-	6.750%	04/09/2020	N/A	35,962

	Health Care - 0.6%
249,375	Apria Healthcare	BB-	6.750%	04/01/2020	N/A	251,710
1,150,000	Merge Healthcare Inc.	B+	6.000%	04/23/2019	N/A	1,158,625
833,700	One Call Medical, Inc.	B+	5.500%	08/19/2019	N/A	839,432
						2,249,767

	Insurance - 0.1%
100,000	Cetera Financial Group, I, Lien 1	B	6.500%	08/07/2019	N/A	99,500
123,141	Confie Seguros	B-	6.500%	11/09/2018	N/A	123,757
155,909	Cunningham	B-	9.250%	06/10/2020	N/A	155,909
						379,166

	Lodging - 0.0% ***
39,919	Caesars Entertainment Operating Co., Inc.	B-	5.434%	01/28/2018	N/A	35,994

	Media - 0.1%
119,372	Cengage Learning Acquisitions, Inc. (Thomson Learning)	D	0.000%	07/03/2014	N/A	85,201
109,208	Cengage Learning Acquisitions, Inc. (Thomson Learning)	D	0.000%	07/31/2017	N/A	78,516
248,750	Mitel US Holdings First Lien	B+	7.000%	02/27/2019	N/A	249,994
						413,711

	Oil Field Services - 0.3%
225,205	Equipower Resources Holdings, LLC	BB	4.250%	12/21/2018	N/A	226,636
400,000	Ocean RIG ASA	B+	5.500%	07/15/2016	N/A	404,000
99,750	Rice Energy	CCC+	8.500%	10/25/2018	N/A	98,254
199,000	Shelf Drilling Holdings Ltd.(l)	B+	6.250%	05/31/2018	N/A	199,995
197,000	Varel International Energy Funding Corp.	B	9.250%	07/17/2017	N/A	201,433
						1,130,318

	Other Finance - 0.6%
2,000,000	AP Alternative Assets LP(l)	BB	6.684%	12/21/2015	N/A	2,005,000
199,500	First Advantage	B	6.250%	02/28/2019	N/A	199,750
100,000	Knight/Getco, 1st Lien	BB-	5.750%	11/30/2017	N/A	99,876
93,525	Oncure Holdings, Inc.(l)	B-	8.000%	12/14/2013	N/A	91,655
						2,396,281

	Other Industrials - 0.1%
99,750	Hunter Fan Company 1st Lien	B+	6.500%	12/20/2017	N/A	100,041
249,375	Sirva Worldwide, Inc.	B	7.500%	03/27/2019	N/A	249,998
						350,039

	Real Estate Investment Trusts - 0.0% ***
126,884	iStar Financial, Inc., Lein 1	BB-	7.000%	03/19/2017	N/A	130,902

	Retail - 0.3%
89,100	Container Store, Lien 1	B-	5.500%	04/06/2019	N/A	89,880
990,000	HD Supply	B+	4.500%	10/12/2017	N/A	995,252
						1,085,132

	Technology - 1.3%
99,500	Ascensus, Inc.	B	8.000%	12/21/2018	N/A	101,366
200,000	Aspect Software, Inc.	B	7.000%	05/07/2016	N/A	201,248
917,986	Ceridian Corp.	B-	4.434%	08/14/2015	N/A	919,230
397,000	IPC Information Systems, Inc.	B-	7.750%	07/31/2017	N/A	385,586
69,497	Mirion Technologies	B	5.750%	03/30/2018	N/A	69,497
100,000	Misys PLC 2nd Lien	CCC+	12.000%	06/12/2019	N/A	114,916
992,500	Misys PLC First Lien	B+	5.000%	12/12/2018	N/A	999,696
890,629	Mmodal, Inc.	B+	7.500%	08/17/2019	N/A	878,753
1,131,464	Paradigm, Ltd. - First Lien	B+	4.750%	07/30/2019	N/A	1,131,113
139,000	Red Prairie 1st Lien	B+	6.750%	12/21/2018	N/A	140,699
19,800	Sophos TLB - Lien 1	B+	6.500%	05/10/2019	N/A	19,899
						4,962,003

	Transportation - 0.3%
585,000	Evergreen Tank Solutions, Inc.	B-	9.500%	09/28/2018	N/A	583,538
119,273	Global Aviaition Holdings, Inc.(l)	NR	10.000%	07/13/2017	N/A	83,491
38,307	Global Aviaition Holdings, Inc.(l)	NR	3.000%	02/13/2018	N/A	3,831
198,503	Sabre, Inc.	B	5.250%	02/19/2019	N/A	200,771
400,000	US Shipping Corp.	B	9.000%	04/30/2018	N/A	409,000
						1,280,631

	Wireless - 0.1%
495,000	Zayo Group LLC	B	4.500%	07/02/2019	N/A	497,475

	Wirelines - 0.3%
693,334	Avaya, Inc.	B	4.762%	10/26/2017	N/A	619,432
347,981	Avaya, Inc.	B	8.000%	03/31/2018	N/A	330,037
						949,469

	Total Term Loans - 5.2%
	(Cost $19,697,375)					19,919,972

Number
of Shares	Description					Value
	Common Stock - 0.0%***
	Airlines - 0.0%***
6,232	Global Aviation Holdings, Inc., Class A(k) (m)					1
	(Cost $0)

	Preferred Stocks - 2.0%
	Diversified Financial Services - 0.6%
1,900	Falcons Funding Trust I(b) (d) (m)					1,960,087
475	GSC Partners CDO Fund Ltd./GSC Partners CDO Fund Corp. (Cayman Islands)(b) (i) (d)					199,334
200,000	Whitehorse II Ltd., Series 2005-2A (Cayman Islands)(b) (d) (m)					108,000
						2,267,421

	Transportation - 1.4%
200,000	Seaspan Corp., Series C (Marshall Islands)(m)	NR	9.500%	-		5,300,000

	Total Preferred Stocks - 2.0%
	(Cost $7,201,500)					7,567,421

	Warrants - 0.0%***
	Engineering & Construction - 0.0% ***
1,550	Alion Science and Technology Corp.(k) (l) (n)			03/15/2017		-
	(Cost $15)

	Total Long-Term Investments - 131.6%
	(Cost $458,330,180)					499,226,553

	Short-Term Investments - 0.3%
Principal					Optional
Amount	Description	Rating *	Coupon	Maturity	Call Provision**	Value
	Municipal Bond - 0.3%
	Michigan - 0.3%
1,000,000	Michigan Finance Authority, State Aid Revenue Notes, School District of the City of Detroit, Series 2013C	SP-1	4.375%	08/20/2014	N/A	1,004,850
	(Cost $1,000,000)

	Total Investments - 131.9%
	(Cost $459,320,820)					500,231,403
	Other Assets in excess of Liabilities - 2.5%					9,360,318
	Borrowings - (11.3%)					(42,713,936)
	Reverse Repurchase Agreements - (23.1%)					(87,744,742)
	Net Assets - 100.0%					379,133,043

AGM – Insured by Assured Guaranty Municipal Corporation
Assured GTY - Insured by Assured Guaranty Corporation
ASA - Stock Company
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Proprietary

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Trust or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%
(a) Taxable municipal bond issued as part of the Build America Bond program.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $32,411,142, which represents 8.5% of net assets.

(c) The issuer of this security will accrue interest on the secured note at a rate of 12% annum and will make interest payments as follows: (1) 10% in cash and (2) 2% in-kind shares of the secured note.
(d) Floating or variable rate coupon. The rate shown is as of August 31, 2013.
(e)
Term loans held by the Trust have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments. Term loans may be considered restricted in that the Trust may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(f) Floating or variable rate coupon. The rate shown is as of August 31, 2013.
(g) Non-income producing as security is in default.
(h) Pay-in-kind toggle notes.
(i) Security has no stated coupon. However, it is expected to receive residual cash flow payments on deal defined payment dates.
(j) Security is perpetual and, thus does not have a predetermined maturity date
(k)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees.  The total market value of such securities is $966,971, representing 0.3% of net assets.

(l) Illiquid Security
(m)
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements, and unfunded loan commitments. As of August 31, 2013, the total amount segregated was $258,596,598.

(n) Non-income producing security.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Allocation^
United States	96.2%
Cayman Islands	2.4%
Marshall Islands	1.1%
United Kingdom	0.2%
Australia	0.1%
Canada	0.0%	^^
^Subject to change daily. Based on long-term investments.

^^ Less than 0.1%.

At August 31, 2013, the Trust had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Appreciation/(Depreciation)
Activision Blizzard	$2,000,000	$-
Dole Food Company, Inc.	400,000	-
Nielsen Finance LLC	9,750,000	-
		$-

At August 31, 2013 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$458,955,828	$42,424,147	$(1,148,572)	$41,275,575

The Trust values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New
York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official
Closing Price. The Trust values debt securities (including municipal securities, asset-backed securities, collateralized mortgage obligations and term loans)
at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Trust and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all
Level 3 fair valued securities are presented to the Trust’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Trust might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)
the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

For fixed income securities, fair valuations may include input from
Guggenheim Partners Investment Management, LLC (“GPIM”) utilizing a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity, rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.
GPIM also uses third party service providers to model certain securities using cash flow models to represent a fair market value.

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level
3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Trust values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The
Trust values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.
The Trust values Level 2 equity securities using independent pricing providers who employ models using various observable market inputs. The fair value estimate for the Level 3 security in the Trust is determined in accordance with the Trust’s valuation procedures described above.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Trust’s investments carried on the
Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2		Level 3		Total
(value in $000s)
Assets:
Municipal Bonds	$-	$422,773		$-		$422,773
Corporate Bonds	-	26,012		-		26,012
Asset Backed Securities:
Automobile	-	26		-		26
Collateralized Debt Obligations	-	5,468		761		6,229
Collateralized Loan Obligations	-	9,427		206		9,633
Commercial Receivables	-	291		-		291
Credit Card	-	214		-		214
Insurance	-	79		-		79
Media	-	3,422		-		3,422
Other ABS	-	489		-		489
Transportation	-	1,491		-		1,491
Collateralized Mortgage Obligations	-	2,085		-		2,085
Preferred Stock:
Diversified Financial Services	2,068	199		-		2,267
Transportation	5,300	-		-		5,300
Term Loans	-	19,920		-		19,920
Common Stock	-	-		-	*	-	*
Warrants	-	-		-	*	-	*
Unfunded Commitments	-	-	*	-		-	*
Total	$7,368	$491,896		$967		$500,231
* Market value is less than minimum amount disclosed.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2013.

Level 3 holdings
(value in $000s)
Beginning Balance at May 31, 2013
Warrants	$-	*
Comon Stock	-	*
Collateralized Loan Obligations	207
Net Purchases
Asset Backed Securities	761
Change in unrealized gain/loss
Warrants	-
Comon Stock	-
Collateralized Loan Obligations	(1)
Ending Balance at August 31, 2013
Warrants	-	*
Common Stock	-	*
Collaterilized Loan Obligation	206
Asset Backed Securities	761
Total Level 3 holdings	$967

* Market value is less than minimum amount disclosed.

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim Build America Bonds Managed Duration Trust holdings categorized as Level 3 at
August 31, 2013:

Investments, at value	Value as of August 31, 2013	Valuation Technique	Unobservable Inputs	Unobservable Inputs
Common Stock:
Airlines	$ 1	Model Price	Unlisted Security	$0.0001
Warrant:
Engineering and Construction	-	Model Price	Unlisted Security	0.0000
Asset Backed Securities:
Collateralized Debt Obligation	760,650	Third-Party Pricing Vendor	Single Broker Quote	76.0650
Collateralized Loan Obligation	206,320	Third-Party Pricing Vendor	Single Broker Quote	82.0000

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Unlisted Security	Increases	Decreases
Single Broker Quote	Increases	Decreases

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:    /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:    October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Donald C. Cacciapaglia
                Donald C. Cacciapaglia
Chief Executive Officer

Date:    October 29, 2013

By:  /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    October 29, 2013